Financial Assets at Amortised Cost (Details) - Schedule of debt instruments at amortized cost - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Chilean Central Bank and Government securities
Debt instrument at amortized cost	$ 4,868,485	$ 4,692,441
Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Debt instrument at amortized cost	4,868,485	4,692,441
Chilean Central Bank bonds [Member] | Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Debt instrument at amortized cost
Chilean Central Bank notes [Member] | Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Debt instrument at amortized cost	4,868,485	4,692,441
Other Chilean Central Bank and government securities [Member] | Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Debt instrument at amortized cost